Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) $ in Thousands	Issued capital [member] USD ($) shares	Warrant reserve [member] USD ($)	Accumulated other comprehensive income [member] USD ($)	Transactions with non controlling parties [member] USD ($)	Retained earnings [member] USD ($)	Non-controlling interests [member] USD ($)	USD ($) shares
Balance at Dec. 31, 2023	$ 55,485	$ 30,863	$ (1,330)	$ 927	$ (83,456)	$ (4,798)	$ (2,309)
Balance, shares at Dec. 31, 2023 | shares	15,359,799
IfrsStatementLineItems [Line Items]
Net loss for the period					(2,403)	(1,167)	(3,570)	[1]
Adjustments arising from translating financial statements of foreign operations			(470)				(470)
Net comprehensive loss for the period			(470)		(2,403)	(1,167)	(4,040)
Issuance of shares in January private placement	$ 2,022						2,022
Issuance of shares in January private placement, shares | shares	1,122,521
Exercise of RSUs
Exercise of RSUs, shares | shares	324,668
Share based compensation (note 5(b))	$ 669						669
Issuance of shares in April 2024 private placement (note 4(b))	$ 3,318						3,318
Issuance of shares in April 2024 private placement (note 4(b)), shares | shares	4,085,976
Balance at Jun. 30, 2024	$ 61,494	30,863	(1,800)	927	(85,859)	(5,965)	(340)
Balance, shares at Jun. 30, 2024 | shares	20,892,964
Balance at Dec. 31, 2024	$ 83,120	30,863	(549)	927	(100,452)	(7,065)	6,844
Balance, shares at Dec. 31, 2024 | shares	29,590,297
IfrsStatementLineItems [Line Items]
Net loss for the period					(18,937)	(408)	(19,345)
Adjustments arising from translating financial statements of foreign operations			536				536
Net comprehensive loss for the period			536		(18,937)	(408)	(18,809)
Issuance of shares in January private placement	$ 27,395						27,395
Issuance of shares in January private placement, shares | shares	4,748,150
Transactions with non-controlling interests	$ (8,117)					6,267	(1,850)
Exercise of RSUs
Exercise of RSUs, shares | shares	20,000
Exercise of warrants (note 5(g))	$ 11,764	(1,269)					10,495
Exercise of warrants (note 4(g)), shares | shares	1,407,787
Exercise of options (note 5(f))	$ 337						$ 337
Exercise of options (note 4(f)), shares | shares	145,999						145,999
Share based compensation (note 5(b))	$ 7,117						$ 7,117
Share based compensation (note 5(b)), shares | shares	5,000
Balance at Jun. 30, 2025	$ 121,617	$ 29,954	$ (13)	$ 927	$ (119,389)	$ (1,206)	$ 31,530
Balance, shares at Jun. 30, 2025 | shares	35,917,233

[1]	Reclassified due to discontinued operations.